Trade and other payables - Payments Due to Vendors (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	£ 148.2	£ 180.7
Payments due to vendors, Non-current	266.5	450.0
Payments due to vendors	414.7	630.7	£ 976.5
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Current	148.2	180.7
Between one and two years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	140.2	128.3
Between two and three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	38.5	144.1
Between three and four years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	50.3	58.3
Between four and five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	20.4	103.1
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	£ 17.1	£ 16.2